Other Income (Details) - Schedule of Other Income - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Schedule of Other Income [Abstract]
Fair value gain on warrant liability	$ 2,106		$ 22,766	$ 1,487,589
Sundry Balances written back	50,113	360,842
Total other income	$ 52,219	$ 360,842	$ 385,145	$ 16,305,533